INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Current
Canadian	-	-	-
US Federal and State	4,054,018	510,550	3,233,053
Total current income tax expense	4,054,018	510,550	3,233,053

Deferred
Canadian	-	-	-
US Federal and State	97,632	(137,807)	249,072
Total deferred income tax expense (recovery)	97,632	(137,807)	249,072

Total income tax expense	4,151,650	372,743	3,482,125

Schedule of domestic and foreign components of Income (loss) before provision for income taxes [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Canadian	(2,758,921)	(197,486)	(2,141,166)
United States	3,153,842	518,790	2,399,823
Income before income taxes	394,921	321,304	258,657

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Income for the year	394,921	321,304	258,657
Statutory rate	27%	27%	27%

Income tax expense (recovery) at statutory rate	(82,602)	57,498	(74,152)
IRC section 280E disallowance	230,890	265,584	1,954,392
Foreign tax rate differential	606	5,526	16,068
Change in foreign exchange rates and other	145,186	55,019	21,188
Uncertain tax position, inclusive of interest and penalties	3,630,467	48,080	(354,637)
Change in valuation allowance	413,213	(671)	(50,016)
Payable adjustment to provision versus statutory tax returns	(146,592)	78,204	1,153,756
Deferred adjustment to provision versus statutory tax returns	(39,518)	(136,497)	824,220
Other	-	-	(8,694)
	4,151,650	372,743	3,482,125

Schedule of summary of significant components of the deferred tax assets [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Deferred tax assets
Share issuance costs and financing fees	-	268	1,610
Allowable capital losses	127,977	131,019	132,394
Non-capital losses	5,623,310	5,180,776	5,170,743
Intangible assets	83,871	80,636	82,004
Goodwill	749	-	6,606
Lease liabilities	831,988	1,032,671	1,048,101
Derivative liability	7,513	22,915	29,223
Property and equipment	2,688	4,013	3,686
ARO	-	14,008	14,187
Other	3	-	-
Total deferred tax assets	6,678,099	6,466,306	6,488,554
Valuation allowance	(5,839,472)	(5,260,681)	(5,261,352)
Total net deferred tax assets	838,627	1,205,625	1,227,202

Deferred tax liabilities
Right-of-use assets	(873,444)	(942,784)	(959,509)
IRC 481(a) adjustments	-	(140,998)	(283,658)
Total deferred tax liabilities	(873,444)	(1,083,782)	(1,243,167)
Net deferred tax asset (liability)	(34,817)	121,843	(15,965)

Schedule of aggregate change in the balance of gross unrecognized tax benefits [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Beginning balance	(94,883)	(91,186)	789,112
Increase due to tax positions taken during current year	2,482,136	-	5,059
Decrease in balance as a result of lapse of the applicable statute of limitations	-	-	(171,314)
Increase in balance due to tax positions taken during prior years	7,687,908	-	-
Decrease in balance due to tax positions taken during prior years	94,883	(3,697)	(714,043)
Ending balance	10,170,044	(94,883)	(91,186)